Loans and liquidity investments - Volume Development, Lending (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Volume Development, Lending
Offers of long-term loans accepted	kr 133,181	kr 76,988
Undisbursed loans at year end	75,369	53,871
Loans outstanding at year-end	273,448	237,224
Concessionary loans outstanding	361	315
CIRR-System
Volume Development, Lending
Offers of long-term loans accepted	29,481	11,797
Undisbursed loans at year end	56,265	39,084
Loans outstanding at year-end	kr 94,241	kr 87,872